UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
February 29, 2016

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar Cancer Immunotherapy ETF

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the fiscal period of October 13, 2015 (the Fund’s Inception Date) through February 29, 2016.

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index is composed of the common stock of approximately 30 pharmaceutical or biotechnology companies identified as having a high strategic focus on the development of drugs that harness the body’s own immune system to fight cancer (“Immunotherapy”).

The Fund saw negative performance during the fiscal period ending on February 29, 2016. The market price for CNCR fell 19.46% and the net asset value (“NAV”) fell 19.53%, while the S&P 500 Index, a broad market index, returned -2.72% over the same period. The Fund’s Index fell 18.86%. Meanwhile, outstanding shares rose to 800,000.

For the period, the largest positive contributor to return was Five Prime Therapeutics Inc. (FPRX US), adding 3.3 basis points (“bps”) to the return of the Fund, gaining 92.61% with an average weighting of 4.79%. The second largest contributor to return was Tesaro Inc. (TSRO US), adding 0.62 bps to the return of the Fund, gaining 23.61% with an average weighting of 1.54%.  The third largest contributor to return was Inovio Pharmaceuticals Inc. (INO US), adding  0.29 bps to the return of the Fund, gaining 6.78% with an average weighting of 3.46%.

For the period, the largest negative contributor to return was Nantkwest Inc. (NK US), detracting 2.52% from the return of the Fund, declining 60.64% with an average weighting of 1.66%. The security contributing second-most negatively was Celldex Therapeutics Inc. (CLDX US), detracting 1.79% from the return of the Fund, and declining 49.44% with an average weighting of 2.61%. The third largest negative contributor to return was Atara Biotherapeutics (ATRA US), detracting 1.38% from the return of the Fund, and declining 43.83% with an average weight of 2.62%.

There is much ahead in the Biotechnology sector and we are thankful you have joined us. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar Cancer Immunotherapy ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

A basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001).

The Loncar Cancer Immunotherapy Index is an index of 30 securities that have a strategic focus on the area of cancer immunotherapy, or harnessing the immune system to fight cancer. Quotes for the index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers. One may not directly invest in an index.

Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns. Past performance is not a guarantee of future results.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 4.

The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of February 29, 2016 (Unaudited)

Percentage of
Industry	Net Assets
Pharmaceutical and Medicine Manufacturing	64.8%
Scientific Research and Development Services	26.7
Drugs and Druggists’ Sundries Merchant Wholesalers	6.1
Biotechnology	2.1
Other Assets in Excess of Liabilities	0.3
Short-Term Investments	0.0 +
Total	100.0%

+  Represents less than 0.05%

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.7%

	Biotechnology – 2.1%
48,236	NantKwest, Inc. (a)	$331,864

	Drugs and Druggists’ Sundries
	Merchant Wholesalers – 6.1%
22,497	Atara Biotherapeutics, Inc. (a)	369,851
77,605	ZIOPHARM Oncology, Inc. (a)	609,975
		979,826
	Pharmaceutical and Medicine Manufacturing – 64.8%
75,245	Adaptimmune Therapeutics plc – ADR (a)	541,011
25,046	Aduro BioTech, Inc. (a)	364,670
73,553	Advaxis, Inc. (a)	401,599
171,294	Agenus, Inc. (a)	474,484
22,482	AstraZeneca plc – ADR	644,559
40,395	Bellicum Pharmaceuticals, Inc. (a)	364,363
10,957	Bristol-Myers Squibb Company	678,567
6,694	Celgene Corporation (a)	674,956
49,436	Celldex Therapeutics, Inc. (a)	336,165
15,182	Celyad S.A. – ADR (a)	617,907
38,502	CytomX Therapeutics, Inc. (a)	496,676
18,884	Five Prime Therapeutics, Inc. (a)	615,052
112,524	Inovio Pharmaceuticals, Inc. (a)	708,901
10,915	Kite Pharma, Inc. (a)	488,119
92,153	Lion Biotechnologies, Inc. (a)	514,214
14,136	Merck & Company, Inc.	709,769
21,060	NewLink Genetics Corporation (a)	443,102
8,760	Novartis AG – ADR	622,924
23,435	Pfizer, Inc.	695,316
		10,392,354
	Scientific Research and Development Services – 26.7%
4,730	Amgen, Inc.	672,984
12,232	Bluebird Bio, Inc. (a)	565,363
26,597	Cellectis S.A. – ADR (a)	633,275
38,384	Immune Design Corporation (a)	384,224
6,818	Incyte Corporation (a)	501,123
16,170	Juno Therapeutics, Inc. (a)	568,699

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares		Value
	COMMON STOCKS (Continued)

	Scientific Research and
	Development Services (Continued)
23,852	MacroGenics, Inc. (a)	$381,155
52,598	Xencor, Inc. (a)	578,577
		4,285,400
	TOTAL COMMON STOCKS (Cost $21,658,201)	15,989,444

	SHORT-TERM INVESTMENTS – 0.0%+
1,634	Short Term Investment Trust
	Liquid Assets Portfolio – Institutional Class, 0.42%*	1,634
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,634)	1,634
	Total Investments – 99.7%
	(Cost $21,659,835)	15,991,078
	Other Assets in Excess of Liabilities – 0.3%	43,583
	NET ASSETS – 100.0%	$16,034,661

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt
+	Represents less than 0.05%.
*	Rate shown is the annualized seven-day yield as of February 29, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF ASSETS AND LIABILITIES
At February 29, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $21,659,835)	$15,991,078
Dividends and interest receivable	53,564
Total assets	16,044,642

LIABILITIES
Management fees payable	9,981
Total liabilities	9,981

NET ASSETS	$16,034,661

Net Assets Consist of:
Paid-in capital	$21,984,730
Undistributed (accumulated) net investment income (loss)	(51,187)
Accumulated net realized gain (loss) on investments	(230,125)
Net unrealized appreciation (depreciation) on investments	(5,668,757)
Net assets	$16,034,661

Net Asset Value:
Net assets	$16,034,661
Shares outstanding^	800,000
Net asset value, offering and redemption price per share	$20.04

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF OPERATIONS
For the Period Ended February 29, 2016* (Unaudited)

INCOME
Dividends (net of foreign taxes withheld of $3,629)	$70,007
Interest	15
Total investment income	70,022

EXPENSES
Management fees	47,350
Total expenses	47,350
Net investment income	22,672

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(230,125)
Change in unrealized appreciation (depreciation) on investments	(5,668,757)
Net realized and unrealized gain (loss) on investments	(5,898,882)
Net increase (decrease) in net assets
resulting from operations	$(5,876,210)

*  Fund commenced operations on October 13, 2015. The information presented is for the period from October 13, 2015 to February 29, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 29, 2016*
(Unaudited)
OPERATIONS
Net investment income (loss)	$22,672
Net realized gain (loss) on investments	(230,125)
Change in unrealized appreciation
(depreciation) of investments	(5,668,757)
Net increase (decrease) in net
assets resulting from operations	(5,876,210)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(73,859)
Total distributions to shareholders	(73,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	21,984,730
Net increase (decrease) in net assets derived
from capital share transactions (a)	21,984,730
Net increase (decrease) in net assets	$16,034,661

NET ASSETS
Beginning of period	$—
End of period	$16,034,661
Undistributed (accumulated)
net investment income (loss)	$(51,187)

(a)  A summary of capital share transactions is as follows:

Period Ended
February 29, 2016*
(Unaudited)
Shares
Subscriptions	800,000
800,000

*  Fund commenced operations on October 13, 2015.  The information presented is for the period from October 13, 2015 to February 29, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 29, 2016(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss) on investments	(4.89)
Total from investment operations	(4.85)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$20.04

Total return	(19.53	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$16,035

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	0.38	%(4)

Portfolio Turnover Rate(5)	25	%(3)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar Caner Immunotherapy ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the total return performance before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Fund commenced operations on October 13, 2015.

Shares of the Fund are listed and traded on the NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in amounts less than a Creation Unit in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $150. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,989,444	$—	$—	$15,989,444
Short-Term
Investments	1,634	—	—	1,634
Total Investments
in Securities	$15,991,078	$—	$—	$15,991,078

^ See Schedule of Investments for industry breakouts.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

During the period ended February 29, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended February 29, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 29, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which NASDAQ is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 29, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended February 29, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $6,543,076 and $4,125,149, respectively.

During the period ended February 29, 2016, there were no purchases or sales of U.S. Government securities.

During the period ended February 29, 2016, in-kind transactions associated with creations was $19,470,401. There were no in-kind transactions associated with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.  The amount of and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 29, 2016.  Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 17, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Loncar Cancer Immunotherapy ETF (the “Fund”), and
•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer, noting that the Board had received and discussed information regarding the experience of ETC’s new Chief Compliance

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Officer. The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust.

The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff. The Board also considered its experience with the Adviser providing investment management services to other series of the Trust.

The Board also considered other services to be provided by the Adviser to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund was, thus, not currently a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Services Provided and Economies of Scale.  The Board reviewed the maximum estimated expense ratio for the Fund and compared it to a group of five peer funds identified by the Adviser and Index Provider as being the closest competitors to the Fund (the “Selected Peer Group”). The Board also considered broader information from the universe of Healthcare and Technology ETFs and open-end mutual funds as reported by Morningstar (the “Category Peer Group”), noting that the expense ratios of the mutual funds might skew the average ratio higher, although such mutual funds were legitimate investment options for investors considering the Fund. The Board noted that the estimated expense ratio for the Fund was slightly higher than the expense ratios of the funds in the Selected Peer Group. The Board also noted that the estimated expense ratio for the Fund was higher than the average for the Category Peer Group and was higher than all but one ETF in the Category Peer Group, although most of the ETFs were significantly larger than the Fund would be at its inception. The Board also considered that the Fund’s estimated expense ratio was reasonable based on the specialized nature of its underlying index and the cost to the adviser of licensing the index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to Fund. The Board determined that such analysis was not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash component; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel, systems and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality, cost and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Sub-Advisory Agreement.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Sub-Adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust. The Board concluded that each proposed sub-advisory fee was reasonable.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. However, it was the consensus of the Board that based on the projected initial size of the Fund, meaningful economies will not have been reached and the matter of economies of scale would be revisited as the Fund’s size increases.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Loncar Cancer Immunotherapy ETF

EXPENSE EXAMPLE
For the Period Ended February 29, 2016 (Unaudited)

As a shareholder of Loncar Cancer Immunotherapy ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 13, 2015 – February 29, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 13, 2015	February 29, 2016	During the Period(1)
Actual	$1,000.00	$ 804.70	$2.71
Hypothetical (5% annual	$1,000.00	$1,018.99	$3.03
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio multiplied by the average account value during the period, multiplied by the number of days in the current period, 139 days, and divided by the number of days in the most recent fiscal twelve month period, 366 days.

Loncar Cancer Immunotherapy ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Loncar Cancer Immunotherapy ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters, North Tower, Suite 334
Morristown, New Jersey 07960

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44145-1524

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     May 3, 2016